Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Equipment
Schedule of equipment
	Leasehold	Office Furnishings	Right of Use
	Improvements	and Equipment	Asset	Total
Cost:
Balance, December 31, 2022	$116	$61	$271	$448
Acquisitions	-	5	-	5
Foreign currency translation adjustment	3	1	10	14
Balance, December 31, 2023	119	67	281	467
Foreign currency translation adjustment	(10)	(5)	(32)	(47)
Balance, December 31, 2024	109	62	249	420

Accumulated amortization:
Balance, December 31, 2022	8	47	19	74
Amortization	23	11	55	89
Foreign currency translation adjustment	1	3	3	7
Balance, December 31, 2023	32	61	77	170
Amortization	23	5	53	81
Foreign currency translation adjustment	(4)	(7)	(17)	(28)
Balance, December 31, 2024	51	59	113	223

Net book value:
Balance, December 31, 2023	$87	$6	$204	$297
Balance, December 31, 2024	$58	$3	$136	$197